Investments in Investee Entities (Details)	Dec. 31, 2024	Dec. 31, 2023
Eshkol Havatzelet - Halutziot - Enlight L.P. (hereinafter: "Halutziot") [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	90.00%	90.00%
Mivtachim Green Energies Ltd. (hereinafter: “Mivtachim”) [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Talmei Bilu Green Energies Ltd. (hereinafter: “Talmei Bilu”) [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Eshkol Ela - Kramim - Enlight L.P. (hereinafter: “Kramim”) [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Eshkol Brosh - Idan - Enlight L.P. (hereinafter: “Idan”) [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Eshkol Zayit - Zayit Yarok - Enlight L.P. (hereinafter: “Zayit Yarok”) [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Peirot HaGolan - Enlight L.P., Eshkol Gefen - Barbur - Enlight L.P., Sde Nehemia - Enlight L.P. (hereinafter: “Peirot HaGolan”, “Barbur”, “Sde Nehemia”, altogether “Medium rooftops”) [Member] | Bottom of range [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	51.00%	51.00%
Peirot HaGolan - Enlight L.P., Eshkol Gefen - Barbur - Enlight L.P., Sde Nehemia - Enlight L.P. (hereinafter: “Peirot HaGolan”, “Barbur”, “Sde Nehemia”, altogether “Medium rooftops”) [Member] | Top of range [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Emek HaBacha Wind Energy Ltd. (hereinafter: “Emek HaBacha”) [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	40.85%	40.85%
Enlight Kramim L.P., Orsol Energy 3 (A.A.) L.P., Enlight Kidmat Zvi L.P., Enlight - Eshkol Dekel L.P., Enlight Beit Shikma L.P., Enlight Beit HaShita Solar Energy, L.P. (altogether hereinafter: “Sunlight”) [Member] | Bottom of range [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	50.10%
Enlight Kramim L.P., Orsol Energy 3 (A.A.) L.P., Enlight Kidmat Zvi L.P., Enlight - Eshkol Dekel L.P., Enlight Beit Shikma L.P., Enlight Beit HaShita Solar Energy, L.P. (altogether hereinafter: “Sunlight”) [Member] | Top of range [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Ruach Beresheet L.P. (hereinafter: “Ruach Beresheet”) [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	54.00%	54.00%
Enlight Sde Nitzan L.P., Enlight Ein Habesor L.P., Enlight Maccabi L.P., Enlight Maccabi 2 L.P., Enlight Revivim Ein Gedi L.P., Orsan Energy 3 L.P., A.N. Faran Solar L.P., Enlight Reim Renewable Energy L.P., A.N Mahanim L.P., Enlight Lavi L.P. (altogether hereinafter: "PV+Storage ") [Member] | Bottom of range [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	50.10%
Enlight Sde Nitzan L.P., Enlight Ein Habesor L.P., Enlight Maccabi L.P., Enlight Maccabi 2 L.P., Enlight Revivim Ein Gedi L.P., Orsan Energy 3 L.P., A.N. Faran Solar L.P., Enlight Reim Renewable Energy L.P., A.N Mahanim L.P., Enlight Lavi L.P. (altogether hereinafter: "PV+Storage ") [Member] | Top of range [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Mey Golan – Enlight Floating Energy 2 L.P. [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	74.00%
Enlight Baron Floating Energy L.P. [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	0.00%
Enlight Enterprise L.P. [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Enlight Local Ltd. [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	80.15%	0.00%
Enlight Finance L.P. [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Tullynamoyle Wind Farm 3 Limited (hereinafter: “Tullynamoyle”) [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	50.10%
Vjetroelektrana Lukovac d.o.o (Co-Op subsidiary, hereinafter: “Lukovac”) [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	50.10%
EW-K-Wind d.o.o (Co-Op subsidiary, hereinafter: “EWK”) [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	50.10%
Megujulohaz kft, Raaba Green kft (altogether hereinafter: “Attila”) [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	50.10%
Rabba ACDC KFT (hereinafter: “Raaba ACDC”) [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Rabba Flow KFT (hereinafter: " Raaba Flow") [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
SOWI Kosovo LLC (hereinafter: “SOWI”) [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	60.00%	60.00%
Vindpark Malarberget I Norberg AB (hereinafter: “Picasso”) [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	68.80%	68.80%
Generacion Eolica Castilla La Mancha Sl (hereinafter: “Gecama”) [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	71.99%	71.99%
Björnberget Vindkraft AB (R) (hereinafter: “Bjornberget”) [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	55.18%	55.18%
Enlight K2-Wind doo Belgrade-Novi Belgrade (hereinafter: "Pupin") [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Clenera LLC an American holding company that fully owns PV and storage projects entities in the US [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	90.10%	90.10%